February 13, 2019

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

The enclosed filing pursuant to Rule 497(c) is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as exhibits to this filing relates to a supplement filed with the Securities and Exchange Commission on February 4, 2019 (Accession No. 0001387131-19-000813) for the EAS Crow Point Alternatives Fund, Crow Point Global Tactical Allocation Fund, Crow Point Alternative Income Fund, RVX Emerging Markets Equity Fund and Eagle Rock Floating Rate Fund (the “Crow Point Combined Funds”), each a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
John H. Lively

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase